Leases - Schedule of Maturities of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
2023 (remaining 3 months)	$ 102
2023	417	$ 351
2024	222	365
2025		188
Total undiscounted operating lease payments	741	904
Less: imputed interest	(71)	(116)
Present value of operating lease liabilities	670	788
Current portion of lease liabilities	413	350	$ 0
Long-term lease liabilities	257	438	$ 0
Operating Lease, Liability	$ 670	$ 788